UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04665
Commonwealth International Series Trust
(Exact name of registrant as specified in charter)
5847 San Felipe
Suite 850
Houston, TX 77057
(Address of principal executive offices)
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 888-345-1898
Date of fiscal year end: October 31
Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.
COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS — JULY 31, 2008 (Unaudited)

	Shares	Value
AUSTRALIA (22.76%)

COMMON STOCKS (19.04%)
AGRICULTURAL OPERATIONS (1.61%)
AWB NPV, Ltd. (a)	105,432	$278,307
GrainCorp., Ltd. (a) *	30,239	233,917

		512,224

APPAREL (0.81%)
Billabong International, Ltd. (a)	27,000	256,775

BANKING & FINANCE (0.26%)
Suncorp-Metway, Ltd. (a)	6,683	83,510

BUILDING MATERIALS (0.36%)
James Hardie Industries NV — ADR	5,200	113,984

CHEMICALS — DIVERSIFIED (1.00%)
Nufarm, Ltd. (a)	20,000	315,875

COMMERCIAL SERVICES (0.73%)
Brambles Industries, Ltd. (a)	30,000	230,559

E-COMMERCE (0.39%)
Webjet, Ltd. (a)	110,000	125,161

FOOD & BEVERAGE (2.08%)
Goodman Fielder, Ltd. (a)	150,000	184,124
Woolworths, Ltd. (a)	20,261	477,706

		661,830

HEALTHCARE (1.02%)
Sonic Healthcare, Ltd. (a)	25,000	325,235

INSURANCE (2.79%)
AXA Asia Pacific Holdings, Ltd. (a)	60,000	251,397
QBE Insurance Group, Ltd. (a)	30,000	633,161

		884,558

MEDICAL SUPPLIES (0.52%)
Cochlear, Ltd. (a)	4,000	165,784

MEDICAL SYSTEMS (0.14%)
Optiscan Imaging, Ltd. (a) *	178,000	43,315

MINING (3.65%)
OZ Minerals, Ltd. (a)	249,942	464,654
Pan Australian Resources, Ltd. (a) *	900,000	695,275

		1,159,929

RETAIL (1.61%)
Just Group, Ltd. (a)	165,000	512,747

TRANSPORTATION (1.18%)
Asciano Group (a)	34,284	135,666
Toll Holdings, Ltd. (a)	34,792	213,516
Virgin Blue Holdings, Ltd. (a)	34,792	25,698

		374,880

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS — JULY 31, 2008 (Unaudited)

	Shares or
	Principal	Value
AUSTRALIA — Continued

COMMON STOCKS — Continued
UTILITIES (0.89%)
AGL Energy, Ltd. (a)	22,505	$281,391

TOTAL COMMON STOCKS (Cost $4,071,371)		6,047,757

BONDS (3.72%)
CBA Capital Australia, Ltd., 7.71%, 4/15/15 (b) (c)	$300,000	208,004
Commonwealth Bank of Australia, 8.50%, 6/1/10 (d)	300,000	318,807
Hanson Australia Funding, Ltd., 5.25%, 3/15/13 (d)	250,000	242,791
Telstra Corp., Ltd., 6.38%, 4/1/12 (d)	400,000	413,107

TOTAL BONDS (Cost $1,188,718)		1,182,709

TOTAL AUSTRALIA (Cost $5,260,089)		7,230,466

NEW ZEALAND (77.97%)

COMMON STOCKS (60.03%)
AGRICULTURE (3.89%)
Allied Farmers, Ltd. (a)	300,000	274,933
PGG Wrightson, Ltd. (a)	489,077	959,533

		1,234,466

APPLIANCES (2.64%)
Fisher & Paykel Appliances Holdings, Ltd. (a)	399,218	566,690
Scott Technology, Ltd. (a)	295,245	270,589

		837,279

BEVERAGES (0.31%)
Just Water International, Ltd. (a)	266,053	97,458

CHEMICALS (2.17%)
Nuplex Industries, Ltd. (a)	170,410	687,556

COMMERCIAL SERVICES (2.81%)
Mowbray Collectables, Ltd. (a) *	571,593	398,410
Taylors Group, Ltd. (a)	519,431	494,492

		892,902

COMPUTER SERVICE (0.88%)
Renaissance Corp., Ltd. (a)	678,924	281,004

ENERGY (3.75%)
Contact Energy, Ltd. (a)	50,000	307,525
Pike River Coal Co., Ltd. (a) *	588,800	882,280

		1,189,805

FINANCIAL SERVICES (4.53%)
Canterbury Building Society (a)	301,398	952,220
Tower, Ltd. (a)	306,425	487,041

		1,439,261

HEALTHCARE (1.70%)
Fisher & Paykel Healthcare Corp., Ltd. (a)	263,195	539,699

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS — JULY 31, 2008 (Unaudited)

	Shares	Value
NEW ZEALAND — Continued

COMMON STOCKS — Continued
HUMAN RESOURCES (0.45%)
Allied Work Force Group, Ltd. (a)	277,500	$142,430

LEISURE & RECREATION (1.38%)
Tourism Holdings, Ltd. (a)	441,009	438,585

MARINE PORTS & SERVICES (9.49%)
Cavotec MSL Holdings, Ltd. (a)	135,000	454,352
Port of Tauranga, Ltd. (a)	175,000	826,471
South Port of New Zealand, Ltd. (a)	1,027,930	1,734,648

		3,015,471

METAL FABRICATE/HARDWARE (3.36%)
Methven, Ltd. (a)	506,250	597,292
Steel & Tube Holdings, Ltd. (a)	209,494	468,322

		1,065,614

MISCELLANEOUS MANUFACTURING (1.64%)
Skellerup Holdings, Ltd. (a) *	785,089	521,541

MULTI-MEDIA (2.72%)
Sky Network Television, Ltd. (a)	249,745	862,487

OIL & GAS (3.16%)
New Zealand Oil & Gas, Ltd. (a)	823,526	1,003,640

PHARMACEUTICALS (0.27%)
Life Pharmacy, Ltd. (a) *	268,158	86,569

REAL ESTATE (7.10%)
Goodman Property Trust (a)	415,266	358,939
ING Medical Properties Trust (a)	901,813	733,074
ING Property Trust (a)	802,481	482,185
Kermadec Property Fund, Ltd. (a)	978,391	466,543
Millennium & Copthorne Hotels New Zealand, Ltd. (a)	114,058	44,891
National Property Trust (a)	450,000	170,647

		2,256,279

RETAIL (0.69%)
Briscoe Group, Ltd. (a)	290,000	219,934

TELECOMMUNICATIONS (1.57%)
TeamTalk, Ltd. (a)	350,000	498,731

TRANSPORTATION (2.79%)
Air New Zealand, Ltd. (a)	200,000	184,369
Freightways, Ltd. (a)	75,000	178,261
Mainfreight, Ltd. (a)	105,000	523,370

		886,000

UTILITIES (2.73%)
Infratil, Ltd. (a)	546,549	868,240

TOTAL COMMON STOCKS (Cost $17,348,758)		19,064,951

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS — JULY 31, 2008 (Unaudited)

	Shares or
	Principal	Value
NEW ZEALAND — Continued

PREFERRED STOCKS (2.05%)
ASB Capital, Ltd. (a)	954,218	651,855

TOTAL PREFERRED STOCKS (Cost $686,799)		651,855

BONDS (15.86%)
ANZ National Bank, Ltd., 3.75%, 1/5/09	$300,000	$300,331
ANZ National Bank, Ltd., 8.50%, 6/9/10 (b)	500,000	369,164
ANZ National Bank, Ltd., 8.50%, 6/9/14 (b)	500,000	373,433
Auckland International Airport, 7.50%, 11/15/08 (b)	350,000	255,918
Generator Bonds, Ltd., 8.00%, 8/20/08 (b)	490,000	357,982
Global Corporate Credit, Ltd., 7.20%, 12/30/08 (b)	1,338,000	885,467
Global Corporate Credit, Ltd., 8.25%, 12/30/08 (b)	1,326,000	876,387
GPG Finance, Ltd. PLC, 8.70%, 12/15/08 (b)	1,500,000	1,098,793
International Bank for Reconstruction and Development, 7.06%, 7/16/12 (a) (b)	700,000	520,196

TOTAL BONDS (Cost $4,893,558)		5,037,671

RIGHTS & WARRANTS (0.03%)
Infratil, Ltd., Strike Price 4.25, Expiration 6/29/12 (a) (e) *	45,546	8,688

TOTAL RIGHTS & WARRANTS (Cost $0)		8,688

TOTAL NEW ZEALAND (Cost $22,929,115)		24,763,165

TOTAL INVESTMENTS (Cost $28,189,204) (f) — (100.73%)		31,993,631

LIABILITIES IN EXCESS OF OTHER ASSETS — (-0.73%)		(232,063)

NET ASSETS — (100.00%)		$31,761,568

*	Non-income producing security.

(a)	Fair Valued Security. These securities represent 82.43% of net assets as of July 31, 2008.

(b)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.

(c)	Rate shown represents the rate at July 31, 2008, is subject to change and resets annually.

(d)	Principal amount shown is in Australian Dollars; value shown in U.S. Dollars.

(e)	Illiquid security. Acquired 6/11/07 for a cost of $-0-, carrying value per unit of investment at 7/31/08 was NZD $0.26. Carrying value represents 0.03% of net assets.

(f)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$6,781,588
Gross unrealized depreciation	(3,693,982)

Net unrealized appreciation	$3,087,606

ADR     American Depositary Receipt
PLC     Public Limited Company
Forward Currency Contracts
At July 31, 2008, the Australia/New Zealand Fund had outstanding forward currency contracts to sell foreign currency against United States dollars as follows:

Foreign Currency Sale		Value at Settlement	Current Value at	Unrealized
Contract	Currency Amount	Date Payable	July 31, 2008	Appreciation

New Zealand Dollar
Settlement date 12/30/08	NZD 1,500,000	$1,138,500	$1,076,398	$62,102

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND
SCHEDULE OF INVESTMENTS — JULY 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS (88.37%)
AUTOMOTIVE PARTS & EQUIPMENT (5.27%)
AISIN SEIKI Co., Ltd. (a)	2,000	$52,233
Denso Corp. (a)	3,000	77,948
NGK Spark Plug Co., Ltd. (a)	6,000	67,516
Sumitomo Rubber Industries, Ltd. (a)	10,000	79,702
Tokai Rika Co., Ltd. (a)	4,000	68,414

		345,813

BANKS (4.81%)
Fukuoka Financial Group, Inc. (a)	10,000	41,790
Mitsubishi UFJ Financial Group, Inc. — ADR	10,000	87,800
Sumitomo Mitsui Financial Group, Inc. (a)	24	186,235

		315,825

BUILDING MATERIALS (1.21%)
Taiheiyo Cement Corp. (a)	40,000	79,394

CHEMICALS (1.00%)
Sumitomo Chemical Co., Ltd. (a)	10,000	66,007

COMMERCIAL SERVICES (0.10%)
Shinwa Art Auction Co., Ltd. (a)	21	6,778

COMPUTERS (2.78%)
Melco Holdings, Inc. (a)	4,500	95,330
TDK Corp. — ADR	1,500	87,000

		182,330

DISTRIBUTION & WHOLESALE (3.33%)
Marubeni Corp. (a)	30,000	218,581

ELECTRONICS (8.33%)
Alpine Electronics, Inc. (a)	8,000	84,517
Fanuc, Ltd. (a)	1,500	119,135
Fujitsu, Ltd. (a)	10,000	72,334
Hoya Corp. (a)	4,000	82,497
Taiyo Yuden Co., Ltd. (a)	10,000	101,106
TOYO Corp. (a)	8,000	87,278

		546,867

ENGINEERING & CONSTRUCTION (1.78%)
Kajima Corp. (a)	36,000	116,947

FOOD & BEVERAGE (1.16%)
Kirin Brewery Co., Ltd. (a)	5,000	76,405

HEALTHCARE-PRODUCTS (5.51%)
Nakanishi, Inc. (a)	1,500	155,370
Terumo Corp. (a)	4,000	206,595

		361,965

HUMAN RESOURCES (0.58%)
Intelligence, Ltd. (a)	66	37,809

INSURANCE (4.08%)
T & D Holdings, Inc. (a)	2,000	126,211
Tokio Marine Holdings, Inc. — ADR	3,750	141,556

		267,767

INTERNET SERVICES (0.97%)
Internet Initiative Japan, Inc. — ADR	7,000	63,560

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND
SCHEDULE OF INVESTMENTS — JULY 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — Continued
LEISURE & RECREATION (10.36%)
Nintendo Co., Ltd. (a)	1,000	$485,253
Resorttrust, Inc. (a)	3,360	43,784
Sankyo Co., Ltd. (a)	2,500	151,471

		680,508

MACHINERY (5.12%)
Kubota Corp. — ADR	2,000	63,340
Meidensha Corp. (a)	38,000	115,304
Nidec Corp. — ADR	9,000	157,500

		336,144

MISCELLANEOUS MANUFACTURING (0.63%)
Amano Corp. (a)	5,000	41,712

OIL & GAS (0.56%)
AOC Holdings, Inc. (a)	4,000	36,766

PHARMACEUTICALS (3.20%)
Chugai Pharmaceutical Co., Ltd. (a)	6,500	103,915
Takeda Pharmaceutical Co., Ltd. (a)	2,000	106,203

		210,118

PRINTING (1.14%)
Tosho Printing Co., Ltd. (a)	30,000	75,070

PUBLISHING (1.54%)
Kadokawa Group Holdings, Inc. (a)	4,000	101,378

REAL ESTATE (3.44%)
Recrm Research Co., Ltd. (a)	50	28,275
Sumitomo Realty & Development Co., Ltd. (a)	6,000	123,573
Tokyo Tatemono Co., Ltd. (a)	15,000	73,815

		225,663

RETAIL (3.48%)
Sundrug Co., Ltd. (a)	4,000	92,752
Yamada Denki Co., Ltd. (a)	2,000	135,553

		228,305

TEXTILES (1.64%)
Ichikawa Co., Ltd. (a)	35,000	107,467

TRANSPORTATION (9.00%)
East Japan Railway Co. (a)	15	117,354
Hankyu Hanshin Holdings, Inc. (a)	22,000	99,641
Keihin Electric Express Railway Co., Ltd. (a)	13,000	82,971
Keio Corp. (a)	18,000	96,640
Tobu Railway Co., Ltd. (a)	18,000	82,051
Yamato Holdings Co., Ltd. (a)	9,000	112,320

		590,977

UTILITIES (7.35%)
Hokkaido Electric Power Co., Inc. (a)	6,000	126,198
Toho Gas Co., Ltd. (a)	35,000	201,135
Tohoku Electric Power Co., Inc. (a)	7,000	155,531

		482,864

TOTAL COMMON STOCKS (Cost $5,168,046)		5,803,020

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND
SCHEDULE OF INVESTMENTS — JULY 31, 2008 (Unaudited)

	Shares or
	Principal	Value
INVESTMENT COMPANIES (5.23%)
iShares MSCI Japan Index Fund	20,000	$240,000
Morgan Stanley Asia-Pacific Fund, Inc.	6,000	103,200

TOTAL INVESTMENT COMPANIES (Cost $308,284)		343,200

BONDS (7.30%)
Aflac, Inc., 6.50%, 4/15/09	$78,000	79,433
Bank of Tokyo-Mitsubishi UFJ, Ltd., 8.40%, 4/15/10	48,000	50,582
SMBC International Finance NV, 8.50%, 6/15/09	150,000	155,425
Toyota Motor Credit Corp., Step-up Bond, 4.25%, 2/4/25 (b)	200,000	194,100

TOTAL BONDS (Cost $482,176)		479,540

TOTAL INVESTMENTS (Cost $5,958,506) (c) — (100.90%)		6,625,760

LIABILITIES IN EXCESS OF OTHER ASSETS — (-0.90%)		(59,028)

NET ASSETS — (100.00%)		$6,566,732

(a)	Fair Valued Security. These securities represent 79.22% of net assets as of July 31, 2008.

(b)	Variable Rate Security. Rate reflected is the rate in effect at July 31, 2008.

(c)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$1,580,021
Gross unrealized depreciation	(912,767)

Net unrealized appreciation	$667,254

ADR      American Depositary Receipt
For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS — JULY 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS (85.01%)
BRAZIL (3.14%)
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	5,000	$250,500
Cia Vale do Rio Doce — ADR	16,000	480,480

		730,980

CANADA (3.63%)
Biovail Corp.	16,000	162,400
InterOil Corp.*	15,000	418,050
Vitran Corp., Inc.*	16,000	264,800

		845,250

FRANCE (7.22%)
Arkema — ADR	6,130	313,712
BNP Paribas — ADR	6,000	298,633
France Telecom SA — ADR	15,000	472,350
Thomson — ADR*	9,200	39,928
Total SA — ADR	5,200	397,696
Veolia Environnement — ADR	3,000	160,620

		1,682,939

GERMANY (6.58%)
Deutsche Bank AG	4,000	368,720
E.ON AG — ADR	8,000	510,255
SAP AG — ADR	5,000	289,050
Siemens AG	3,000	364,140

		1,532,165

GREAT BRITAIN (8.31%)
Anglo American PLC — ADR	11,830	337,865
British Airways PLC — ADR	3,800	192,138
GlaxoSmithKline PLC — ADR	8,000	372,480
InterContinental Hotels Group PLC — ADR	19,003	249,129
Lloyds TSB Group PLC — ADR	7,000	164,500
National Grid PLC — ADR	3,071	202,993
Signet Group PLC — ADR	8,000	81,840
Tate & Lyle PLC — ADR	4,000	123,846
Vodafone Group PLC — ADR	7,875	211,286

		1,936,077

GUERNSEY (1.31%)
Amdocs, Ltd.*	10,000	304,100

INDIA (0.73%)
Satyam Computer Services, Ltd. — ADR	8,000	170,720

ISRAEL (3.87%)
NICE Systems, Ltd. — ADR*	15,000	443,400
Teva Pharmaceutical Industries, Ltd. — ADR	10,198	457,278

		900,678

MEXICO (1.45%)
Grupo Televisa SA — ADR	15,000	337,350

NETHERLANDS (3.01%)
ING Groep NV — ADR	13,842	452,218
Unilever NV — NYS	9,000	249,390

		701,608

PORTUGAL (0.95%)
Portugal Telecom SGPS SA — ADR	20,300	220,458

SOUTH KOREA (1.38%)
Korea Electric Power Corp. — ADR	8,000	127,600
KT Corp. — ADR	9,500	194,465

		322,065

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS — JULY 31, 2008 (Unaudited)

	Shares or
	Principal	Value
COMMON STOCKS — Continued
SPAIN (2.76%)
Banco Bilbao Vizcaya Argentaria SA — ADR	17,220	$317,020
Banco Santander Central Hispano SA — ADR	17,000	325,720

		642,740

SWITZERLAND (1.46%)
Nestle SA — ADR	7,750	340,764

UNITED STATES (39.21%)
AGCO Corp.*	12,000	718,200
American National Insurance Co.	4,498	425,061
BJ’s Wholesale Club, Inc.*	5,075	190,465
Bunge, Ltd.	6,500	642,980
Chemed Corp.	5,200	222,560
Conmed Corp.*	7,720	234,611
Dentsply International, Inc.	6,700	269,675
DST Systems, Inc.*	7,385	446,275
Electronic Arts, Inc.*	10,000	431,800
Hercules Offshore, Inc.*	5,846	145,975
KVH Industries, Inc.*	36,000	286,560
LifePoint Hospitals, Inc.*	15,000	429,450
Lubrizol Corp.	8,055	401,139
Lufkin Industries, Inc.	10,000	892,000
MetroCorp Bancshares, Inc.	10,000	116,600
National-Oilwell Varco, Inc.*	7,266	571,326
Norfolk Southern Corp.	9,000	647,280
Northwest Natural Gas Co.	6,000	271,500
Pentair, Inc.	12,760	441,751
Prudential Financial, Inc.	5,000	344,850
Quanex Building Products Corp.	6,487	99,900
SCANA Corp.	6,075	219,854
Smith International, Inc.	4,490	333,966
Varian Semiconductor Equipment Associates, Inc.*	12,000	350,640

		9,134,418

TOTAL COMMON STOCKS (Cost $14,788,872)		19,802,312

INVESTMENT COMPANIES (2.89%)
iShares MSCI Japan Index Fund	25,000	300,000
iShares S&P/TOPIX 150 Index Fund	7,000	373,310

TOTAL INVESTMENT COMPANIES (Cost $634,290)		673,310

PREFERRED STOCKS (0.99%)
Chesapeake Energy Corp., 4.50%, 12/31/49 (a)	1,000	128,000
HSBC USA, Inc., Series F, 3.54%, Callable 4/7/10 @ $25 (b)	8,000	103,680

TOTAL PREFERRED STOCKS (Cost $294,060)		231,680

BONDS (4.26%)
EnCana Corp., 4.60%, 8/15/09	$135,000	136,498
JP Morgan Chase & Co., 0.00%, 2/10/11 (c)	150,000	180,945
Mexico Government International Bond, 4.63%, 10/8/08	200,000	200,000
SMBC International Finance NV, 8.50%, 6/15/09	270,000	279,766
Toyota Motor Credit Corp., Step-up Bond, 4.25%, 2/4/25 (b)	200,000	194,100

TOTAL BONDS (Cost $960,680)		991,309

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS — JULY 31, 2008 (Unaudited)

	Shares	Value
SHORT TERM INVESTMENTS (6.34%)
Fifth Third Bank Institutional Govt. Money Market Fund, 2.28% (b)	1,476,685	$1,476,685

TOTAL SHORT TERM INVESTMENTS (Cost $1,476,685)		1,476,685

TOTAL INVESTMENTS (Cost $18,154,587) (d) — (99.49%)		23,175,296

OTHER ASSETS IN EXCESS OF LIABILITIES — (0.51%)		118,251

NET ASSETS — (100.00%)		$23,293,547

*	Non-income producing security.

(a)	Convertible to common shares.

(b)	Variable Rate Security. Rate reflected is the rate in effect at July 31, 2008.

(c)	Principal Protected Notes due February 10, 2011 are debt securities of JPMorgan Chase & Co., Inc. The principal amount is $1,000 and has no periodic interest payments. At maturity, the holder is entitled to receive the principal amount of $1,000, plus a Supplemental Redemption Amount of $1,000 X [(Ending Index Value — Starting Index Value)/Starting Index Value] X Participation Rate.

(d)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$6,158,334
Gross unrealized depreciation	(1,150,381)

Net unrealized appreciation	$5,007,953

ADR	American Depositary Receipt

NYS	New York Share

PLC	Public Limited Company
For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS — JULY 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS (64.87%)
BUILDING MATERIALS (8.83%)
Cemex SA de CV — ADR*	12,249	$260,414
CRH PLC — ADR	9,200	247,940
James Hardie Industries NV — ADR	6,900	151,248
Lafarge SA — ADR	5,000	171,238
Universal Forest Products, Inc.	3,000	81,000
USG Corp.*	7,000	200,900

		1,112,740

DISTRIBUTION & WHOLESALE (0.43%)
Wolseley PLC — ADR	8,000	54,158

HOMEBUILDERS (3.99%)
Desarrolladora Homex SA de CV — ADR*	9,000	503,100

INSURANCE (1.53%)
First American Corp.	3,500	88,200
Stewart Information Services Corp.	6,000	104,760

		192,960

LODGING (2.21%)
Starwood Hotels & Resorts Worldwide, Inc.	5,500	188,595
Wyndham Worldwide Corp.	5,000	89,700

		278,295

REAL ESTATE (6.29%)
Alto Palermo SA — ADR	17,000	196,350
Hang Lung Properties, Ltd. — ADR	18,000	286,648
IRSA Inversiones y Representaciones SA — GDR*	15,000	163,500
W.P. Carey & Co., LLC	5,000	146,800

		793,298

REAL ESTATE INVESTMENT TRUSTS — APARTMENTS (7.08%)
American Campus Communities, Inc.	1,184	34,667
AvalonBay Communities, Inc.	1,500	149,565
Camden Property Trust	5,000	245,900
Education Realty Trust, Inc.	9,000	100,800
Equity Residential	6,000	259,020
UDR, Inc.	4,000	102,160

		892,112

REAL ESTATE INVESTMENT TRUSTS — DIVERSIFIED (3.09%)
PS Business Parks, Inc.	3,500	184,100
Washington Real Estate Investment Trust	6,000	205,560

		389,660

REAL ESTATE INVESTMENT TRUSTS — HEALTH CARE (1.13%)
Senior Housing Properties Trust	6,800	143,140

REAL ESTATE INVESTMENT TRUSTS — HOTELS (4.99%)
DiamondRock Hospitality Co.	15,000	138,300
Hersha Hospitality Trust	16,000	113,600
Host Hotels & Resorts, Inc.	11,636	152,548
LaSalle Hotel Properties	5,000	113,550
Strategic Hotels & Resorts, Inc.	14,000	110,460

		628,458

REAL ESTATE INVESTMENT TRUSTS — OFFICE PROPERTY (9.87%)
Alexandria Real Estate Equities, Inc.	2,500	258,150
BioMed Realty Trust, Inc.	9,000	232,200
Boston Properties, Inc.	2,500	240,475
HRPT Properties Trust	10,100	70,801
Maguire Properties, Inc.	3,000	32,370
For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS — JULY 31, 2008 (Unaudited)

	Shares or
	Principal	Value
COMMON STOCKS — Continued
REAL ESTATE INVESTMENT TRUSTS — OFFICE PROPERTY — Continued
SL Green Realty Corp.	1,500	$125,010
Vornado Realty Trust	3,000	285,210

		1,244,216

REAL ESTATE INVESTMENT TRUSTS — REGIONAL MALLS (0.98%)
General Growth Properties, Inc.	4,500	123,345

REAL ESTATE INVESTMENT TRUSTS — SHOPPING CENTERS (4.26%)
Acadia Realty Trust	4,800	108,912
Kite Realty Group Trust	10,000	124,200
Saul Centers, Inc.	4,100	198,727
Weingarten Realty Investors	3,450	105,190

		537,029

REAL ESTATE INVESTMENT TRUSTS — WAREHOUSE & INDUSTRIAL (3.24%)
EastGroup Properties, Inc.	3,000	139,200
ProLogis	5,500	268,840

		408,040

REAL ESTATE INVESTMENT TRUSTS- STORAGE (4.08%)
Extra Space Storage, Inc.	13,200	187,044
Public Storage, Inc.	4,000	327,560

		514,604

RETAIL BUILDING PRODUCTS (2.87%)
Home Depot, Inc.	6,000	142,980
Kingfisher PLC — ADR	12,000	56,290
Lowe’s Cos., Inc.	8,000	162,560

		361,830

TOTAL COMMON STOCKS (Cost $7,858,248)		8,176,985

INVESTMENT COMPANIES (7.48%)
DWS RREEF Real Estate Fund, Inc.	9,000	145,800
iShares Cohen & Steers Realty Majors Index Fund	3,000	231,330
iShares Dow Jones U.S. Real Estate Index Fund	3,200	199,360
LMP Real Estate Income Fund, Inc.	16,000	235,040
streetTRACKS Dow Jones Wilshire REIT ETF Fund	1,950	131,294

TOTAL INVESTMENT COMPANIES (Cost $872,069)		942,824

PREFERRED STOCKS (1.67%)
Fannie Mae Series O, 7.00%, Callable 9/19/08 @ $52.50	7,000	210,000

TOTAL PREFERRED STOCKS (Cost $398,160)		210,000

BONDS (6.06%)
Centex Corp., 4.55%, 11/1/10	$150,000	132,375
Hanson Australia Funding, Ltd., 5.25%, 3/15/13	250,000	242,791
Hilton Hotels Corp., 7.20%, 12/15/09	200,000	194,514
Vornado Realty LP, 4.50%, 8/15/09	200,000	194,192

TOTAL BONDS (Cost $800,572)		763,872

ASSET BACKED SECURITIES (0.99%)
Greenpoint Manufactured Housing, 4.46%, 3/11/23, Series 2000-5, Class A2 (a)	125,000	125,000

TOTAL ASSET BACKED SECURITIES (Cost $125,000)		125,000

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS — JULY 31, 2008 (Unaudited)

	Shares	Value
SHORT TERM INVESTMENTS (19.27%)
Fifth Third Bank Institutional Govt. Money Market Fund, 2.28% (a)	2,429,023	$2,429,023

TOTAL SHORT TERM INVESTMENTS (Cost $2,429,023)		2,429,023

TOTAL INVESTMENTS (Cost $12,483,072) (d) — (100.34%)		12,647,704

CALL OPTIONS WRITTEN (Proceeds $53,725) — (-0.10%)		(13,050)

LIABILITIES IN EXCESS OF OTHER ASSETS — (-0.24%)		(30,176)

NET ASSETS — (100.00%)		$12,604,478

	Expiration Date
	Exercise Price	Contracts (c)
CALL OPTIONS WRITTEN (-0.10%)
Desarrolladora Homex (Proceeds $53,725) (b)	12/20/08, $70	90	$(13,050)

*	Non-income producing security.

(a)	Variable Rate Security. Rate reflected is the rate in effect at July 31, 2008.

(b)	Fair Valued Security. This security represents -0.10% of net assets as of July 31, 2008.

(c)	Each contract is equivalent to 100 shares.

(d)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$1,482,490
Gross unrealized depreciation	(1,277,183)

Net unrealized appreciation	$205,307

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

GDR	Global Depositary Receipt

PLC	Public Limited Company
For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent audited annual or semi-annual report.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Commonwealth International Series Trust

By:	/s/ Robert W. Scharar Robert W. Scharar, President
Date: September 26, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert W. Scharar Robert W. Scharar, President
Date: September 26, 2008

By:	/s/ Robert W. Silva Robert W. Silva, Treasurer
Date: September 26, 2008